SHARE-BASED COMPENSATION (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 shares	Jan. 01, 2019 $ / shares
2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized		61,605,996
Options expire term		10 years
2015 Plan | Employee options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | ¥			¥ 131,344
Share options granted		0
2015 Plan | Non-employee options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)		4 years
Stock-based compensation expense | ¥	¥ 0	¥ 0	¥ 34,285
Share options granted		0	0	0
2015 Plan | Non-employee options | ASU 2018-07
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of the ordinary share (per share) | $ / shares					$ 2.26
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized		45,765,386
Options expire term		10 years	10 years
Increase in authorized share capital per annum		1.00%
2015 Plan and 2020 Plan | Employee options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)		4 years
Stock-based compensation expense | ¥		¥ 52,569	¥ 131,344